Description of Plan (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Description of Plan [Line Items]
Summary of Change in Administrative Budget Account

The following table presents the change in the administrative budget account for the years ended December 31, 2024 and 2023:

	2024	2023

Balance at January 1,	$12,964	$12,363
Gain	651	601
Balance at December 31,	$13,615	$12,964